Investment Objectives and Goals - Global X Funds - Global X S&P 500 Covered Call ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Covered Call ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® Covered Call ETF (the "Fund") seeks investment results that, before fees and expenses, generally correspond to the performance of the Cboe S&P 500 BuyWrite Index (the "Underlying Index").